As filed with the Securities and Exchange Commission on March 23, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2017 – January 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

ABR Funds

ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Short Volatility Fund

Semi-Annual Report
January 31, 2018
(Unaudited)

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2018

Value
Investments, at value - 0.0% (Cost $0)	$0
Other Assets & Liabilities, Net - 100.0%	23,151,035
Net Assets - 100.0%	$23,151,035

At January 31, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
145	CBOE VIX Future	02/14/18	$1,868,626	$85,249
175	CBOE VIX Future	03/21/18	2,384,894	8,231
132	S&P 500 E-mini Future	03/16/18	17,626,569	1,023,358
			$21,880,089	$1,116,838

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$1,116,838
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$1,116,838

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Level 1 value displayed in this table includes futures.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2018.

PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net	100.0%
100.0%

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2018

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 78.9%
U.S. Treasury Securities - 78.9%
$54,000	U.S. Treasury Bond	2.88%	05/15/43	$53,581
48,100	U.S. Treasury Bond	3.63	08/15/43	54,195
47,200	U.S. Treasury Bond	3.75	11/15/43	54,256
48,000	U.S. Treasury Bond	3.63	02/15/44	54,124
49,900	U.S. Treasury Bond	3.38	05/15/44	53,997
51,900	U.S. Treasury Bond	3.13	08/15/44	53,784
				323,937
Total U.S. Government & Agency Obligations (Cost $328,198)				323,937

Shares	Security Description	Value
Exchange Traded Fund - 0.6%
200	ProShares Ultra VIX Short-Term Futures ETF (a) (Cost $3,923)	2,310
Investments, at value - 79.5% (Cost $332,121)		$326,247
Other Assets & Liabilities, Net - 20.5%		84,215
Net Assets - 100.0%		$410,462

ETF	Exchange Traded Fund
(a)	Non-income producing security.

At January 31, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(2)	CBOE VIX Future	02/14/18	$(24,596)	$(2,355)
(4)	CBOE VIX Future	03/21/18	(51,641)	(3,059)
			$(76,237)	$(5,414)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,310	$(5,414)
Level 2 - Other Significant Observable Inputs	323,937	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$326,247	$(5,414)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Level 1 value displayed in this table is an Exchange Traded Fund. The Level 2 value displayed in this table is U.S. Treasury Securities. Refer to this Schedule of Investments for a further breakdown of each security by sector.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2018.

Portfolio Breakdown (% of Net Assets)
U.S. Government & Agency Obligations	78.9%
Exchange Traded Fund	0.6%
Other Assets & Liabilities, Net	20.5%
100.0%

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2018

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
ASSETS
Investments, at value (Cost $0 and $332,121, respectively)	$–	$326,247
Deposits with broker	4,147,842	50,807
Cash	19,005,708	–
Receivables:
Fund shares sold	17,975	2,000
Interest	7,948	3,440
From investment adviser	–	42,395
Prepaid expenses	11,260	1,600
Total Assets	23,190,733	426,489
LIABILITIES
Payables:
Due to custodian	–	140
Accrued Liabilities:
Investment adviser fees	11,417	–
Trustees’ fees and expenses	95	100
Fund services fees	10,337	6,512
Other expenses	17,849	9,275
Total Liabilities	39,698	16,027
NET ASSETS	$23,151,035	$410,462
COMPONENTS OF NET ASSETS
Paid-in capital	$21,381,781	$412,051
Accumulated net investment loss	(153,656)	(1,817)
Accumulated net realized gain	806,072	11,516
Net unrealized appreciation (depreciation)	1,116,838	(11,288)
NET ASSETS	$23,151,035	$410,462
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	2,098,034	38,692
Investor Shares	45,354	1,786
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $22,663,892 and $392,360, respectively)	$10.80	$10.14
Investor Shares (based on net assets of $487,143 and $18,102, respectively)	$10.74	$10.13

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS OR PERIOD ENDED JANUARY 31, 2018

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund*
INVESTMENT INCOME
Interest income	$34,373	$1,159
Total Investment Income	34,373	1,159
EXPENSES
Investment adviser fees	163,361	2,965
Fund services fees	41,330	18,556
Transfer agent fees:
Institutional Shares	11,011	7,677
Investor Shares	10,420	7,170
Distribution fees:
Investor Shares	1,331	11
Custodian fees	2,542	1,540
Registration fees:
Institutional Shares	10,453	242
Investor Shares	9,424	214
Professional fees	15,990	6,202
Trustees' fees and expenses	1,404	545
Offering costs	–	14,056
Other expenses	26,652	3,680
Total Expenses	293,918	62,858
Fees waived and expenses reimbursed	(105,889)	(59,882)
Net Expenses	188,029	2,976
NET INVESTMENT LOSS	(153,656)	(1,817)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	–	(2,327)
Futures	1,061,112	17,683
Net realized gain	1,061,112	15,356
Net change in unrealized appreciation (depreciation) on:
Investments	–	(5,874)
Futures	1,048,773	(5,414)
Net change in unrealized appreciation (depreciation)	1,048,773	(11,288)
NET REALIZED AND UNREALIZED GAIN	2,109,885	4,068
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,956,229	$2,251

*	Commencement of operations was October 2, 2017.

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	ABR Dynamic Blend Equity & Volatility Fund		ABR Dynamic Short Volatility Fund
	For the Six Months Ended January 31, 2018	For the Year Ended July 31, 2017	October 2, 2017* Through January 31, 2018
OPERATIONS
Net investment loss	$(153,656)	$(13,628)	$(1,817)
Net realized gain	1,061,112	396,802	15,356
Net change in unrealized appreciation (depreciation)	1,048,773	3,443	(11,288)
Increase in Net Assets Resulting from Operations	1,956,229	386,617	2,251

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Institutional Shares	(614,001)	(20,450)	(3,686)
Investor Shares	(13,718)	(3,600)	(154)
Total Distributions to Shareholders	(627,719)	(24,050)	(3,840)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	6,749,330	14,047,277	578,776
Investor Shares	195,065	1,054,120	18,010
Reinvestment of distributions:
Institutional Shares	544,360	19,035	3,686
Investor Shares	13,718	3,600	154
Redemption of shares:
Institutional Shares	(1,229,262)	(483,947)	(188,575)
Investor Shares	(1,093,875)	(29,456)	–
Increase in Net Assets from Capital Share Transactions	5,179,336	14,610,629	412,051
Increase in Net Assets	6,507,846	14,973,196	410,462

NET ASSETS
Beginning of Period	16,643,189	1,669,993	–
End of Period (a)	$23,151,035	$16,643,189	$410,462
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	650,937	1,416,514	56,538
Investor Shares	19,028	105,506	1,772
Reinvestment of distributions:
Institutional Shares	53,108	1,954	346
Investor Shares	1,346	371	14
Redemption of shares:
Institutional Shares	(120,701)	(49,556)	(18,192)
Investor Shares	(104,853)	(2,976)	–
Increase in Shares	498,865	1,471,813	40,478

(a) Accumulated net investment loss	$(153,656)	$–	$(1,817)

*	Commencement of operations.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended January 31, 2018		For the Year Ended July 31, 2017	August 3, 2015 (a) Through July 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.12		$9.67	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.08)		(0.02)	–	(c)
Net realized and unrealized gain (loss)	1.09		0.59	(0.26)	(d)
Total from Investment Operations	1.01		0.57	(0.26)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		–	(0.02)
Net realized gain	(0.33)		(0.12)	(0.05)
Total Distributions to Shareholders	(0.33)		(0.12)	(0.07)
NET ASSET VALUE, End of Period	$10.80		$10.12	$9.67
TOTAL RETURN	10.19	%(e)	5.99%	(2.56	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$22,664		$15,335	$1,410
Ratios to Average Net Assets: (f)
Net investment loss	(1.63	)%(g)	(0.21)%	(0.03	)%(g)
Net expenses	2.00	%(g)	2.00%	2.00	%(g)
Gross expenses (h)	2.92	%(g)	4.63%	21.68	%(g)
PORTFOLIO TURNOVER RATE	0	%(e)	467%	739	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)
Per share amount does not accord with the amount reported in the statement of operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.

(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended January 31, 2018		For the Year Ended July 31, 2017	August 14, 2015 (a) Through July 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.08		$9.65	$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.10)		(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.09		0.58	(0.26	)(c)
Total from Investment Operations	0.99		0.55	(0.27)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		–	(0.02)
Net realized gain	(0.33)		(0.12)	(0.05)
Total Distributions to Shareholders	(0.33)		(0.12)	(0.07)
NET ASSET VALUE, End of Period	$10.74		$10.08	$9.65
TOTAL RETURN	10.03	%(d)	5.79%	(2.70	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$487		$1,308	$260
Ratios to Average Net Assets: (e)
Net investment loss	(1.89	)%(f)	(0.29)%	(0.14	)%(f)
Net expenses	2.25	%(f)	2.25%	2.25	%(f)
Gross expenses (g)	6.92	%(f)	13.83%	41.59	%(f)
PORTFOLIO TURNOVER RATE	0	%(d)	467%	739	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)
Per share amount does not accord with the amount reported in the statement of operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	October 2, 2017 (a) Through January 31, 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)
Net realized and unrealized gain	0.29
Total from Investment Operations	0.24
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.10)
Total Distributions to Shareholders	(0.10)
NET ASSET VALUE, End of Period	$10.14
TOTAL RETURN	2.39	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$392
Ratios to Average Net Assets:
Net investment loss	(1.51	)%(d)
Net expenses	2.50	%(d)
Gross expenses (e)	44.82	%(d)
PORTFOLIO TURNOVER RATE	49	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	October 11, 2017 (a) Through January 31, 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.06
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)
Net realized and unrealized gain	0.22
Total from Investment Operations	0.17
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.10)
Total Distributions to Shareholders	(0.10)
NET ASSET VALUE, End of Period	$10.13
TOTAL RETURN	1.68	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$18
Ratios to Average Net Assets:
Net investment loss	(1.49	)%(d)
Net expenses	2.75	%(d)
Gross expenses (e)	270.33	%(d)
PORTFOLIO TURNOVER RATE	49	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2018

Note 1. Organization

ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR Dynamic Blend Equity and Volatility Fund, and October 2, 2017 and October 11, 2017, respectively, for the ABR Dynamic Short Volatility Fund. The ABR Dynamic Blend Equity and Volatility Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR Dynamic Short Volatility Fund’s investment objective is to seek long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets and liabilities

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations

ABR FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2018

and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2018, for each Fund’s investments is included in each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income are recorded on the ex-dividend date. Foreign dividend income are recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of January 31, 2018, for each Fund, are disclosed in the Schedule of Investments.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of January 31, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

ABR FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2018

Offering Costs – Offering costs for the ABR Dynamic Short Volatility Fund of $14,056 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the ABR Dynamic Short Volatility Fund.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of January 31, 2018, the ABR Dynamic Blend Equity & Volatility Fund had $18,755,708 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75% and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, respectively.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 5. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility Fund and 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR Dynamic Short Volatility Fund, through at least November 30, 2019. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended January 31, 2018, fees waived and expenses reimbursed were as follows:

	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
ABR Dynamic Blend Equity & Volatility Fund	$86,494	$4,469	$14,926	$105,889
ABR Dynamic Short Volatility Fund	2,965	48,062	8,855	59,882

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of January 31, 2018, $476,801 and $51,027 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity and Volatility Fund and ABR Dynamic Short Volatility Fund, respectively.

ABR FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2018

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended January 31, 2018, were as follows:

	U.S. Government Obligations
	Purchases	Sales
ABR Dynamic Blend Equity & Volatility Fund	$–	$–
ABR Dynamic Short Volatility Fund	472,361	141,621

	Non-U.S. Government Obligations
	Purchases	Sales
ABR Dynamic Blend Equity & Volatility Fund	$–	$–
ABR Dynamic Short Volatility Fund	3,923	–

Note 7. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total value of transactions for the period ended January 31, 2018, for any derivative type that was held during the year is as follows:

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
Futures Contracts	$65,030,710	$397,478

Each Fund’s use of derivatives during the period ended January 31, 2018, was limited to futures contracts.

Realized and unrealized gains and losses on derivatives contracts during the period ended January 31, 2018, by each Fund are recorded in the following locations on the Statement of Operations:

ABR Dynamic Blend Equity & Volatility Fund

Location:	Equity Risk
Net realized gain (loss) on:
Futures	$1,061,112
Total net realized gain (loss)	$1,061,112
Net change in unrealized appreciation (depreciation) on:
Futures	$1,048,773
Total net change in unrealized appreciation (depreciation)	$1,048,773
ABR Dynamic Short Volatility Fund

Location:	Equity Risk
Net realized gain (loss) on:
Futures	$17,683
Total net realized gain (loss) on	$17,683
Net change in unrealized appreciation (depreciation) on:
Futures	$(5,414)
Total net change in unrealized appreciation (depreciation)	$(5,414)

Note 8. Federal Income Tax

As of January 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
ABR Dynamic Blend Equity & Volatility Fund	$0	$0	$0
ABR Dynamic Short Volatility Fund	0	(5,874)	(5,874)

ABR FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2018

As of July 31, 2017, distributable earnings (accumulated loss) on a tax basis for the ABR Dynamic Blend Equity & Volatility Fund were as follows:

Undistributed Ordinary Income	$234,168
Undistributed Long-Term Gain	206,576
Total	$440,744

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to futures mark-to-market.

As of January 31, 2018, distributable earnings (accumulated loss) on a tax basis for the ABR Dynamic Short Volatility Fund were as follows:

Undistributed Ordinary Income	$2,463
Undistributed Long-Term Gain	4,209
Unrealized Appreciation (Depreciation)	(8,261)
Total	$(1,589)

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

ABR FUNDS
ADDITIONAL INFORMATION
JANUARY 31, 2018

Investment Advisory Agreement Approval

At the June 16, 2017 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met in person and considered the initial approval of the Advisory Agreement between the Adviser and the Trust as it relates to services to be provided to the ABR Dynamic Short Volatility Fund, a new series of the Trust. In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the June meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent & Quality of Services

Based on written materials received and the presentation from personnel of the Adviser regarding the Adviser’s operations, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the ABR Dynamic Short Volatility Fund, and the investment philosophy and decision-making process of those professionals.

The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the ABR Dynamic Short Volatility Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, to the ABR Dynamic Short Volatility Fund under the Advisory Agreement.

Performance

Recognizing that the ABR Dynamic Short Volatility Fund is new and has no performance history, the Board did not consider the performance history of the ABR Dynamic Short Volatility Fund. Instead, the Board considered the performance achieved by the Adviser with regard to managing the ABR Dynamic Blend Equity & Volatility Fund, noting that the performance achieved for the ABR Dynamic Blend Equity & Volatility Fund had been positive. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s management of each Fund could benefit each Fund and their respective shareholders.

Compensation

With respect to the ABR Dynamic Short Volatility Fund, the Board evaluated the Adviser’s proposed compensation structure for providing advisory services to the ABR Dynamic Short Volatility Fund and analyzed comparative information on actual advisory fee rates and actual total expenses. The Board observed that the ABR Dynamic Short Volatility Fund’s proposed contractual advisory fee was higher than the median of its Broadridge peers. The Board noted the Adviser’s commitment to contractually waiving fees or reimbursing expenses to help ensure that the ABR Dynamic Short Volatility Fund’s total expense ratio remained at competitive levels. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate charged to the ABR Dynamic Short Volatility Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the estimated costs of services and its estimated profitability with respect to the ABR Dynamic Short Volatility Fund. In this regard, the Board considered the Adviser’s resources devoted to the Funds in the aggregate, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its entire advisory fee as necessary to ensure the ABR Dynamic Blend Equity & Volatility Fund’s expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.

ABR FUNDS
ADDITIONAL INFORMATION
JANUARY 31, 2018

Economies of Scale

The Board considered whether the ABR Dynamic Short Volatility Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Adviser does not believe there would be economies in scale in connection with its provision of services to the ABR Dynamic Short Volatility Fund. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement with respect to the ABR Dynamic Short Volatility Fund.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the ABR Dynamic Short Volatility Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the ABR Dynamic Short Volatility Fund were not a material factor in approving the initial approval of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 for the ABR Dynamic Blend Equity & Volatility Fund, and October 2, 2017 and October 11, 2017 for the ABR Dynamic Short Volatility Fund's Institutional and Investors Shares, respectively, through January 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ABR FUNDS
ADDITIONAL INFORMATION
JANUARY 31, 2018

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual	$1,000.00	$1,101.88	$10.60	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Investor Shares
Actual	$1,000.00	$1,100.31	$11.91	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42	2.25%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

	Beginning Account Value October 2, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio**
ABR Dynamic Short Volatility Fund
Institutional Shares
Actual	$1,000.00	$1,023.90	$8.39	2.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.60	$12.68	2.50%

	Beginning Account Value October 11, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period**	Annualized Expense Ratio**
ABR Dynamic Short Volatility Fund
Investor Shares
Actual	$1,000.00	$1,016.80	$8.51	2.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.34	$13.94	2.75%

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period (except for the Fund's actual return information which reflects the 122-day period between October 2, 2017, the commencement of operations for the Institutional Shares, and the 113-day period between October 11, 2017, the commencement of operations for the Investor Shares, through January 31, 2018).

ABR FUNDS

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)

INVESTMENT ADVISER
ABR Dynamic Funds, LLC
48 Wall Street
New York, NY 10005

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

227-SAR-0118

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 22, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 22, 2018